TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

14.TAXATION

The Group is registered in the Cayman Islands and mainly operates in two taxable jurisdictions, the Chinese mainland and the U.S. The Group’s loss before income tax for the years ended December 31, 2023, 2024 and 2025, is as follows:

	Year ended December 31,
	2023	2024	2025
Loss from the Chinese mainland operations	(81,953)	(170,259)	(18,221)
Loss from non - Chinese mainland operations	(43,501)	(104,746)	(58,537)
Loss before income tax	(125,454)	(275,005)	(76,758)
Income tax benefits applicable to the Chinese mainland operations	124	1	1
Income tax benefits (expenses) applicable to non - Chinese mainland operations	2	(2)	(1)
Total income tax benefits (expenses)	126	(1)	—

Cayman Island Tax

Under the current tax laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains. In addition, payments of dividends and capital in respect of its shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of its shares, nor will gains derived from the disposal of its shares be subject to the Cayman Islands income or corporation tax.

U.S. Corporate Income Tax

The Group’s subsidiary incorporated in the U.S. is subject to income tax in the U.S. at the rate of 21% for the years ended December 31, 2023, 2024 and 2025.

14.TAXATION - continued

Hong Kong Tax

Under the current Hong Kong Inland Revenue Ordinance, from the year of assessment 2018/2019 onwards, the subsidiary in Hong Kong are subject to profit tax at the rate of 8.25% on assessable profits up to HK$2.0 million; and 16.5% on any part of assessable profits over HK$2.0 million. The payments of dividends by the Group to its shareholders are not subject to any Hong Kong withholding tax.

Chinese mainland Corporate Income Tax (“CIT”)

The Group’s subsidiaries, the VIEs and the VIEs’ subsidiaries, which are entities incorporated in the Chinese mainland (the “Chinese mainland entities”) are subject to the Chinese mainland Enterprise Income Tax on the taxable income in accordance with the relevant Chinese mainland income tax laws, which have adopted a unified income tax rate of 25%, except for High and New Technology Enterprises (“HNTE”), which are subject to a 15% tax rate. Based on issued and effective relevant Chinese mainland income tax regulation in 2023, for Small Low-profit Enterprises, the portion of less than RMB3.0 million of the annual taxable income, will be included in the actual taxable income at 25%, based on which the enterprise income tax payable will be calculated at the reduced tax rate of 20% for the years ended December 31, 2023, 2024 and 2025.

Under preferential tax treatment, HNTEs can enjoy an income tax rate of 15%, but need to re-apply every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% Chinese mainland CIT rate.

●	Shanghai YX was qualified as HNTE in 2023, and is entitled to a preferential income tax rate of 15% for 2023, 2024 and 2025.
●	Guangzhou ZX was qualified as HNTE in 2024, and is entitled to a preferential income tax rate of 15% for 2024, 2025 and 2026.
●	Guangzhou HX renewed HNTE in 2023, and is entitled to a preferential income tax rate of 15% for 2023, 2024 and 2025.
●	Beijing HX, Beijing ZX and Jiangsu Rye Data Technology Co., Ltd. (“Jiangsu RD”) renewed HNTE in 2024, and is entitled to a preferential income tax rate at 15% for 2024, 2025 and 2026.
●	Beijing YX and Shenzhen YX renewed HNTE in 2025, and is entitled to a preferential income tax rate at 15% for 2025, 2026 and 2027.

Composition of Income Tax Expenses

For the years ended December 31, 2023, 2024 and 2025, the Group’s income tax expenses are as follows:

	Year ended December 31,
	2023	2024	2025
Deferred tax benefits applicable to the Chinese mainland operations	120	—	—
Deferred tax benefits applicable to non-Chinese mainland operations	—	—	—
Total deferred tax benefits	120	—	—
Current income tax benefits applicable to the Chinese mainland operations	4	1	1
Current income tax benefits (expenses) applicable to non-Chinese mainland operations	2	(2)	(1)
Total current income tax benefits (expenses)	6	(1)	—
Total income tax benefits (expenses)	126	(1)	—

14.TAXATION - continued

Reconciliation of the statutory tax rate to the effective tax rate

The following table sets forth reconciliation between the Chinese mainland CIT rate and the effective tax rate:

	Year ended December 31,
	2023	2024
Chinese mainland CIT rate	25.0%	25.0%
Effect on tax holiday and preferential tax treatment	(3.8)%	(5.5)%
Effect of R&D super-deduction	12.9%	5.8%
Other permanent adjustments	(0.5)%	(5.1)%
Change in valuation allowance	(32.2)%	(19.2)%
Tax rate difference from Chinese mainland CIT rate in other jurisdictions	(1.3)%	(1.0)%
Effective tax rate for the Group	0.1%	0.0%

	Year ended December 31,
	2025
Income before provision for income tax	(76,758)
Chinese mainland CIT rate	(19,190)	25.0%
Other jurisdictions' tax effects
United States
Statutory tax rate difference between United States and Chinese mainland	1,962	(2.6)%
State and local income taxes, net of federal income tax effect	(2,573)	3.4%
Changes in valuation allowances	67,141	(87.5)%
Tax credits	(17,885)	23.3%
Share-based compensation	(43,545)	56.7%
Other	1,235	(1.6)%
Hongkong
Statutory tax rate difference between Hongkong and Chinese mainland	801	(1.0)%
Effect on tax holiday and preferential tax treatment	777	(1.0)%
Changes in valuation allowances	777	(1.0)%
All others
Statutory tax rate difference between foreign countries and Chinese mainland	(130)	0.2%
Changes in valuation allowances	309	(0.4)%
Changes in valuation allowances	20,860	(27.2)%
Non-taxable or non-deductible items
Share-based compensation	3,430	(4.5)%
Other	69	(0.1)%
Changes in unrecognized tax benefits	5,930	(7.7)%
Other adjustments
Effect of R&D super-deduction	(21,586)	28.1%
Effect on tax holiday and preferential tax treatment	1,618	(2.1)%
Effective tax rate for the Group	—	0.0%

The combined effects of the income tax exemption and reduction available to the Group are as follows:

	Year ended December 31,
	2023	2024	2025
Tax holiday effect	4,772	15,182	2,395
Net loss per share effect-basic and diluted	0.05	0.13	0.01

14.TAXATION - continued

Deferred tax assets and liabilities

The tax effects of significant items comprising the Group’s deferred taxes as of December 31, 2024 and 2025, are as follows:

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carryforwards	137,800	193,794
R&D business tax credits	19,102	43,918
Share-based compensation	11,108	4,247
Depreciation of property, equipment and software	551	278
Deferred R&D expenses	10,532	56,999
Other current liabilities and other current assets	1,577	1,800
Lease liabilities	356	158
Impairment loss	—	1,962
Total deferred tax assets	181,026	303,156
Deferred tax liabilities:
Prepaid expenses	(229)	(189)
Right-of-use assets	(328)	(143)
Change in fair value of investments	—	(18,344)
Total deferred tax liabilities	(557)	(18,676)
Valuation allowance	(180,469)	(284,480)
Deferred tax assets, net	—	—

Deferred tax assets recognized for those tax credits are presented net of unrecognized tax benefits. Deferred tax liabilities were nil and nil as of December 31, 2024 and 2025, respectively.

ASC Topic 740 Income Taxes requires that the tax benefits of net operating losses (“NOLs”), temporary differences, and credit carryforwards be recorded as an asset to the extent that management assesses that the asset is more likely than not realizable. Realization of the future tax benefits is dependent on the Group’s ability to generate sufficient taxable income within the carryforward period. The Group considered all positive and negative evidence on whether the Group would have future taxable income sufficient to realize the benefits of its deferred tax assets.

The Group determined the valuation allowance on an entity-by-entity basis. As of December 31, 2024 and 2025, $180.5 million and $284.5 million of valuation allowances were provided primarily related to R&D business tax credits, deferred R&D expenses and NOLs, respectively. Based on the available objectively verifiable positive and negative evidence, the Group determined that it is more likely than not that these net deferred tax assets will not be realized in the future.

NOLs and tax credit carryforwards as of December 31, 2025, are as follows:

	As of December 31, 2025
	Amount	Expiration Years
NOLs, the Chinese mainland	1,056,143	2026-2035
Tax credits, U.S. federal	29,375	2039-2045
Tax credits, U.S. state	26,198	No expiration date

Utilization of NOLs and tax credits in U.S. may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitation may result in the expiration of NOLs and tax credits before utilization.

14.TAXATION - continued

Unrecognized tax benefits

No liabilities related to uncertain tax positions are recorded in the consolidated financial statements. A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	Year ended December 31,
	2023	2024	2025
Balance at the beginning of the year	4,587	5,096	5,725
Additions based on tax positions related to the current year	668	544	6,180
Additions based on tax positions related to the prior year	—	220	—
Reductions for tax positions of prior years	(159)	(135)	(250)
Balance at the end of the year	5,096	5,725	11,655

Included in the balances of unrecognized tax benefits as of December 31, 2023, 2024 and 2025, are $5.1 million, $5.7 million and $11.7 million, respectively, of tax benefits that, if recognized, would result in adjustments to other tax accounts, primarily federal and California deferred tax assets. No income tax benefits would be realized due to the Group’s valuation allowance position. The Group did not identify significant unrecognized tax benefits for other areas for the years ended December 31, 2023, 2024 and 2025. The Group did not recognize any expenses for interest and penalties related to uncertain tax positions for the years ended December 31, 2023, 2024 and 2025, due to their immaterial impact on the respective consolidated financial statements. The Group does not expect its unrecognized tax benefits balance to change materially over the next 12 months.

In accordance with the Chinese mainland Tax Administration Law on the Levying and Collection of Taxes, the Chinese mainland tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for the Chinese mainland entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation.

The Group’s U.S. subsidiary files income tax returns in the U.S. federal and various states. The Group’s U.S. subsidiary’s federal and state income tax returns are generally subject to tax examinations for the tax years ended December 31, 2020, through December 31, 2025 for Federal and December 31, 2018 through December 31, 2025 for states. There are currently no pending income tax examinations.

The Group may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements. There were no ongoing examinations by tax authorities as of December 31, 2024 and 2025.

Chinese mainland Withholding income tax on dividends

The CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested entity (“FIE”) to its immediate holding company outside of Chinese mainland, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within Chinese mainland or if the received dividends have no connection with the establishment or place of such immediate holding company within Chinese mainland, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with Chinese mainland that provides for a different withholding arrangement. Such withholding income tax was exempted under the Previous CIT Law. The Cayman Islands, where the Group incorporated, does not have such tax treaty with Chinese mainland. According to the arrangement between Chinese mainland and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in Chinese mainland to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

To the extent that the subsidiaries and the VIEs and the VIEs’ subsidiaries of the Group have undistributed earnings, the Group will accrue appropriate expected tax associated with repatriation of such undistributed earnings. As of December 31, 2024 and 2025, the Group did not record any withholding tax on the retained earnings of its subsidiaries and the VIEs in the Chinese mainland as they were still in accumulated deficit position.